UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06456

Nuveen Premier Municipal Income Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Premier Municipal Income Fund, Inc. (NPF)
	January 31, 2015 (Unaudited)

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 147.1% (99.5% of Total Investments)

	MUNICIPAL BONDS – 147.1% (99.5% of Total Investments)

	Alabama – 1.2% (0.8% of Total Investments)
$ 2,010	Alabama Special Care Facilities Financing Authority, Revenue Bonds, Ascension Health, Series	11/16 at 100.00	AA+	$ 2,152,388
	2006C-2, 5.000%, 11/15/39
	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health
	System Inc., Series 2005A:
1,200	5.250%, 11/15/20	11/15 at 100.00	Baa2	1,231,836
400	5.000%, 11/15/30	11/15 at 100.00	Baa2	403,732
3,610	Total Alabama			3,787,956
	Alaska – 0.3% (0.2% of Total Investments)
1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/15 at 100.00	B2	825,690
	Series 2006A, 5.000%, 6/01/46
	Arizona – 4.4% (3.0% of Total Investments)
2,335	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/22 at 100.00	A1	2,589,422
	Project, Refunding Senior Series 2012A, 5.000%, 7/01/36
	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health
	Network, Series 2005B:
100	5.250%, 12/01/24 (Pre-refunded 12/01/15)	12/15 at 100.00	N/R (4)	104,251
135	5.250%, 12/01/25 (Pre-refunded 12/01/15)	12/15 at 100.00	N/R (4)	140,739
7,000	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project,	No Opt. Call	AA	9,669,660
	Series 2005B, 5.500%, 7/01/39 – FGIC Insured
1,200	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A–	1,453,668
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
10,770	Total Arizona			13,957,740
	Arkansas – 0.7% (0.5% of Total Investments)
2,155	Arkansas Development Finance Authority, State Facility Revenue Bonds, Department of	11/15 at 100.00	AA (4)	2,233,507
	Correction Special Needs Unit Project, Series 2005B, 5.000%, 11/01/25 (Pre-refunded
	11/01/15) – AGM Insured
	California – 20.9% (14.2% of Total Investments)
3,000	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement	9/17 at 100.00	AA–	3,115,500
	Project, Refunding Series 2007A-1, 4.375%, 3/01/37 – FGIC Insured
	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement
	Project, Series 1997C:
2,945	0.000%, 9/01/27	No Opt. Call	AA	1,976,978
2,455	0.000%, 9/01/32 – AGM Insured	No Opt. Call	AA	1,203,515
1,000	Arcadia Unified School District, Los Angeles County, California, General Obligation Bonds,	2/17 at 44.77	AA	424,680
	Election 2006 Series 2007A, 0.000%, 8/01/33 – AGM Insured
1,055	Brisbane School District, San Mateo County, California, General Obligation Bonds, Election	No Opt. Call	AA	486,207
	2003 Series 2005, 0.000%, 7/01/35 – AGM Insured
1,700	Byron Unified School District, Contra Costa County, California, General Obligation Bonds,	No Opt. Call	Aa3	864,671
	Series 2007B, 0.000%, 8/01/32 – SYNCORA GTY Insured
1,350	California Educational Facilities Authority, Revenue Bonds, University of Southern California,	10/15 at 100.00	Aa1	1,391,094
	Series 2005, 4.750%, 10/01/28
1,700	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services,	10/19 at 100.00	AA	1,995,018
	Series 2009B, 5.500%, 10/01/39
500	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	7/15 at 100.00	CCC	490,985
	Health System, Series 2005A, 5.000%, 7/01/39
1,600	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente	8/16 at 100.00	A+	1,703,664
	System, Series 2001C, 5.250%, 8/01/31
1,025	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender	5/18 at 100.00	AA–	1,519,521
	Option Bond Trust 3175, 13.820%, 5/15/40 (IF)
1,000	Chula Vista, California, Industrial Development Revenue Bonds, San Diego Gas and Electric	6/16 at 100.00	A1	1,024,150
	Company, Series 1996A, 5.300%, 7/01/21
5,045	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment	11/21 at 61.42	BBB–	2,351,575
	Project, Capital Appreciation Series 2011A, 0.000%, 11/01/27
4,000	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water	6/24 at 100.00	AAA	4,791,120
	System Revenue Bonds, Series 2014C, 5.000%, 6/01/44
3,010	El Camino Community College District, California, General Obligation Bonds, Election of 2002	8/22 at 100.00	Aa1	2,287,058
	Series 2012C, 0.000%, 8/01/25
25,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series	No Opt. Call	AAA	24,768,750
	1995A, 0.000%, 1/01/17 (ETM)
3,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	B	2,848,860
	Bonds, Series 2007A-1, 5.125%, 6/01/47
2,665	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series	1/24 at 100.00	AA–	3,138,677
	2014B, 5.000%, 7/01/43
6,005	Los Angeles Unified School District, California, General Obligation Bonds, Series 2005E,	7/15 at 100.00	Aa2 (4)	6,128,763
	5.000%, 7/01/22 (Pre-refunded 7/01/15) – AMBAC Insured
4,615	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project	No Opt. Call	A–	1,623,742
	Area, Series 2011B, 0.000%, 10/01/38
	San Diego County, California, Certificates of Participation, Burnham Institute, Series 2006:
100	5.000%, 9/01/21	9/15 at 102.00	Baa1	103,400
110	5.000%, 9/01/23	9/15 at 102.00	Baa1	113,470
2,000	San Francisco, California, Community Facilities District 6, Mission Bay South Public	8/22 at 29.31	N/R	412,800
	Improvements, Special Tax Refunding Bonds, Series 2013C, 0.000%, 8/01/43
1,145	Southern Kern Unified School District, Kern County, California, General Obligation Bonds,	No Opt. Call	AA	631,834
	Series 2006C, 0.000%, 11/01/30 – AGM Insured
1,175	Southern Kern Unified School District, Kern County, California, General Obligation Bonds,	No Opt. Call	AA	524,990
	Series 2010B, 0.000%, 11/01/35 – AGM Insured
77,700	Total California			65,921,022
	Colorado – 7.8% (5.3% of Total Investments)
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty	1/24 at 100.00	A	558,465
	Common Charter School, Series 2014A, 5.000%, 1/15/44
1,000	Colorado Health Facilities Authority, Revenue Bonds, Evangelical Lutheran Good Samaritan	6/16 at 100.00	A3	1,040,010
	Society, Series 2005, 5.000%, 6/01/29
400	Colorado Health Facilities Authority, Revenue Bonds, Poudre Valley Health Care, Series 2005F,	3/15 at 100.00	AA–	401,160
	5.000%, 3/01/25
440	Colorado Health Facilities Authority, Revenue Bonds, Vail Valley Medical Center, Series 2004,	7/15 at 100.00	A	441,690
	5.000%, 1/15/17
	Denver, Colorado, Airport System Revenue Bonds, Series 2006:
4,060	5.000%, 11/15/23 – FGIC Insured	11/16 at 100.00	AA–	4,390,484
6,800	5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	AA–	7,347,332
8,940	5.000%, 11/15/25 – FGIC Insured	11/16 at 100.00	AA–	9,651,356
660	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	AA	796,772
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 – AGM Insured
22,800	Total Colorado			24,627,269
	Florida – 2.1% (1.4% of Total Investments)
105	Marion County Hospital District, Florida, Revenue Bonds, Munroe Regional Medical Center,	10/17 at 100.00	BBB+ (4)	117,096
	Series 2007, 5.000%, 10/01/34 (Pre-refunded 10/01/17)
1,500	Martin County Industrial Development Authority, Florida, Industrial Development Revenue	6/20 at 100.00	Ba1	1,583,565
	Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21 (Alternative
	Minimum Tax)
1,000	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	1,071,660
	Obligation Group, Series 2007, 5.000%, 8/15/42
705	Southeast Overtown/Park West Community Redevelopment Agency, Florida, Tax Increment	3/24 at 100.00	BBB+	809,742
	Revenue Bonds, Series 2014A-1, 5.000%, 3/01/30
2,150	Sumter County, Florida, Capital Improvement Revenue Bonds, Series 2006, 5.000%, 6/01/30 –	6/16 at 100.00	A	2,264,014
	AMBAC Insured
700	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project,	9/22 at 100.00	A+	817,600
	Refunding & Capital Improvement Series 2012A, 5.000%, 9/01/29
6,160	Total Florida			6,663,677
	Georgia – 2.6% (1.7% of Total Investments)
	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical
	Center, Series 2004:
500	5.000%, 12/01/19	6/15 at 100.00	BB–	500,615
1,000	5.250%, 12/01/22	6/15 at 100.00	BB–	1,001,000
	East Point Building Authority, Georgia, Revenue Bonds, Water & Sewer Project Series 2006A:
2,360	5.000%, 2/01/30 – SYNCORA GTY Insured	2/16 at 100.00	N/R	2,397,264
1,480	5.000%, 2/01/34 – SYNCORA GTY Insured	2/16 at 100.00	N/R	1,502,348
1,000	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B, 5.000%, 3/15/20	No Opt. Call	A	1,133,480
1,425	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/21 at 100.00	Aa2	1,618,173
	Medical Center Project, Series 2011B, 5.000%, 10/01/41
7,765	Total Georgia			8,152,880
	Idaho – 0.3% (0.2% of Total Investments)
310	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights	9/22 at 100.00	Baa1	343,350
	Mitigation Series 2012A, 5.000%, 9/01/32
	Madison County, Idaho, Hospital Revenue Certificates of Participation, Madison Memorial
	Hospital, Series 2006:
500	5.250%, 9/01/26	9/16 at 100.00	BB+	511,700
200	5.250%, 9/01/37	9/16 at 100.00	BB+	203,152
1,010	Total Idaho			1,058,202
	Illinois – 17.6% (11.9% of Total Investments)
3,000	Bensenville, Illinois, General Obligation Bonds, Series 2011A, 5.000%, 12/15/30 – AGM Insured	12/21 at 100.00	AA	3,362,220
4,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	AA	4,742,962
	5.250%, 12/01/40
8,670	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999, 0.000%, 1/01/24 –	No Opt. Call	AA–	6,249,076
	FGIC Insured
6,410	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien Series 2001A, 5.500%,	No Opt. Call	AA–	7,819,495
	1/01/30 – NPFG Insured
8,500	Chicago, Illinois, Water Revenue Bonds, Senior Lien Series 2001, 5.750%, 11/01/30 – AMBAC	No Opt. Call	A3	10,648,120
	Insured (UB) (5)
200	Illinois Finance Authority, Revenue Bonds, Proctor Hospital, Series 2006, 5.125%, 1/01/25	1/16 at 100.00	Aa3	208,398
1,830	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.250%,	6/24 at 100.00	AA	2,139,801
	6/15/32 – AGM Insured
	Lombard Public Facilities Corporation, Illinois, Second Tier Conference Center and Hotel
	Revenue Bonds, Series 2005B:
850	5.250%, 1/01/25	1/16 at 100.00	D	250,580
1,750	5.250%, 1/01/30	1/16 at 100.00	D	515,900
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place
	Expansion Project, Series 1996A:
10,575	0.000%, 12/15/23 – NPFG Insured	No Opt. Call	AA–	8,229,571
10,775	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	AA–	7,966,173
2,395	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville	No Opt. Call	AA	1,963,565
	Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/22 – AGM Insured
1,220	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	A	1,447,811
	6.000%, 10/01/42
60,275	Total Illinois			55,543,672
	Indiana – 3.2% (2.2% of Total Investments)
6,180	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point	No Opt. Call	AA–	5,161,165
	Community School Corporation, Series 2000, 0.000%, 1/15/23 – NPFG Insured
1,500	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB	1,653,615
	Project, Series 2013B, 5.000%, 7/01/40 (Alternative Minimum Tax)
1,250	Portage, Indiana, Economic Development Revenue Bonds, Ameriplex Project, Series 2006,	7/16 at 100.00	A	1,293,912
	5.000%, 7/15/23
1,700	Saint Joseph County, Indiana, Educational Facilities Revenue Bonds, University of Notre Dame	3/18 at 100.00	Aaa	1,891,403
	du Lac Project, Refunding Series 2009, 5.000%, 3/01/36
1,000	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	2/15 at 100.00	N/R	82,380
	2005, 5.250%, 2/15/28 (6)
11,630	Total Indiana			10,082,475
	Iowa – 1.8% (1.2% of Total Investments)
2,000	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	No Opt. Call	BB–	2,147,040
	Project, Series 2013, 5.000%, 12/01/19
4,000	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	B+	3,594,440
	5.500%, 6/01/42
6,000	Total Iowa			5,741,480
	Kansas – 2.2% (1.5% of Total Investments)
5,000	Wyandotte County/Kansas City Unified Government Board of Public Utilities, Kansas, Utility	No Opt. Call	A+	5,791,400
	System Revenue Bonds, Improvement Series 2012B, 5.000%, 9/01/32
1,365	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	981,558
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic
	Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
6,365	Total Kansas			6,772,958
	Kentucky – 3.3% (2.2% of Total Investments)
1,700	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	2,009,213
	Medical Health System, Series 2010A, 6.500%, 3/01/45
2,290	Kentucky Municipal Power Agency, Power Supply System Revenue Bonds, Prairie State Project	9/17 at 100.00	AA–	2,490,100
	Series 2007A, 5.000%, 9/01/37 – NPFG Insured
4,440	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,	7/23 at 100.00	Baa3	5,234,272
	Downtown Crossing Project, Series 2013A, 5.750%, 7/01/49
510	Louisville and Jefferson County Metropolitan Government, Kentucky, Industrial Building Revenue	10/16 at 100.00	A+	530,023
	Bonds, Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/35
8,940	Total Kentucky			10,263,608
	Louisiana – 6.9% (4.6% of Total Investments)
2,930	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing	7/23 at 100.00	N/R	3,239,379
	(US) LLC Project, Series 2013, 6.000%, 7/01/36
2,665	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2014B,	2/25 at 100.00	AA	3,170,844
	5.000%, 2/01/39
1,500	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	Baa1	1,588,125
	Series 2007A, 5.500%, 5/15/47
330	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A,	7/23 at 100.00	A	377,721
	5.000%, 7/01/36
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
825	4.750%, 5/01/39 (Pre-refunded 5/01/16) – AGM Insured	5/16 at 100.00	Aa1 (4)	864,617
8,880	4.500%, 5/01/41 (Pre-refunded 5/01/16) – NPFG Insured (UB)	5/16 at 100.00	Aa1 (4)	9,264,060
5	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, Trust 660, 16.462%,	5/16 at 100.00	Aa1 (4)	5,863
	5/01/34 – NPFG Insured (Pre-refunded 5/01/16) (IF)
1,000	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012, 5.000%, 12/01/28 –	12/22 at 100.00	AA	1,147,350
	AGM Insured
1,200	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/44	12/24 at 100.00	BBB+	1,378,800
485	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series	No Opt. Call	BBB	534,771
	2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)
19,820	Total Louisiana			21,571,530
	Maine – 1.6% (1.1% of Total Investments)
2,000	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	7/23 at 100.00	Baa1	2,244,200
	Center Obligated Group Issue, Series 2013, 5.000%, 7/01/33
	Maine Turnpike Authority, Special Obligation Bonds, Series 2014:
1,290	5.000%, 7/01/33	No Opt. Call	A	1,525,864
1,020	5.000%, 7/01/34	No Opt. Call	A	1,201,866
4,310	Total Maine			4,971,930
	Maryland – 3.0% (2.0% of Total Investments)
5,000	Baltimore, Maryland, Wastewater Project Revenue Bonds, Series 2014C, 5.000%, 7/01/44	1/25 at 100.00	AA–	5,918,300
2,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	3/15 at 100.00	A2 (4)	2,008,660
	Series 2004, 5.375%, 8/15/24 (Pre-refunded 3/02/15)
1,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Western Maryland	7/16 at 100.00	AA– (4)	1,591,485
	Health, Series 2006A, 4.750%, 7/01/36 (Pre-refunded 7/01/16) – NPFG Insured
8,500	Total Maryland			9,518,445
	Massachusetts – 2.7% (1.8% of Total Investments)
7,500	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Senior	1/20 at 100.00	A+	8,507,625
	Lien Series 2010B, 5.000%, 1/01/37
	Michigan – 4.7% (3.2% of Total Investments)
4,600	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2006B, 4.625%,	7/16 at 100.00	AA–	4,606,716
	7/01/34 – FGIC Insured
1,500	Michigan Finance Authority, Revenue Bonds, Sparrow Obligated Group, Series 2012,	11/22 at 100.00	A+	1,658,130
	5.000%, 11/15/42
2,000	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012,	10/22 at 100.00	AAA	2,386,940
	5.000%, 10/01/31
815	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA–	862,335
	2006A, 5.000%, 12/01/31
185	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	Aa2 (4)	200,669
	2006A, 5.000%, 12/01/31 (Pre-refunded 12/01/16)
5,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue	6/18 at 100.00	BB–	4,906,400
	Bonds, Series 2008A, 6.875%, 6/01/42
170	Monroe County Hospital Finance Authority, Michigan, Mercy Memorial Hospital Corporation	6/16 at 100.00	BBB	175,756
	Revenue Bonds, Series 2006, 5.500%, 6/01/35
14,270	Total Michigan			14,796,946
	Minnesota – 0.8% (0.6% of Total Investments)
	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014A:
700	5.000%, 10/01/34	10/24 at 100.00	A2	831,593
500	5.000%, 10/01/35	10/24 at 100.00	A2	593,065
1,000	Minnesota State, General Obligation Bonds, Various Purpose, Refunding Series 2010D,	No Opt. Call	AA+	1,148,330
	5.000%, 8/01/18
2,200	Total Minnesota			2,572,988
	Mississippi – 0.7% (0.5% of Total Investments)
2,325	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	3/15 at 100.00	A	2,334,044
	Healthcare, Series 2004B-1, 5.000%, 9/01/24
	Missouri – 0.0% (0.0% of Total Investments)
100	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal	3/16 at 100.00	BBB+	101,951
	Regional Hospital, Series 2006, 5.000%, 3/01/22
	Nebraska – 0.8% (0.6% of Total Investments)
1,580	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska	No Opt. Call	Aa3	1,701,771
	Medical Center, Series 2003, 5.000%, 11/15/16
515	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska	2/17 at 100.00	AA+	919,239
	City 2, Tender Option Bond Trust 11673, 20.198%, 8/01/40 – AMBAC Insured (IF)
2,095	Total Nebraska			2,621,010
	Nevada – 3.7% (2.5% of Total Investments)
4,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	4,767,640
3,835	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015,	12/24 at 100.00	AA+	4,574,081
	5.000%, 6/01/39
2,050	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority,	7/21 at 100.00	AA	2,349,546
	Refunding Series 2011, 5.000%, 7/01/32
9,885	Total Nevada			11,691,267
	New Hampshire – 1.7% (1.1% of Total Investments)
3,500	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Catholic Medical	No Opt. Call	A–	3,630,795
	Center, Series 2012, 4.000%, 7/01/32
1,110	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College,	6/19 at 100.00	AA+	1,634,408
	Tender Option Bond Trust 09-7W, 14.355%, 6/01/39 (IF) (5)
4,610	Total New Hampshire			5,265,203
	New Jersey – 6.4% (4.3% of Total Investments)
1,865	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA	2,094,507
	Replacement Project, Series 2013, 5.125%, 1/01/39 – AGM Insured (Alternative Minimum Tax)
1,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005P,	9/15 at 100.00	A2 (4)	1,030,020
	5.250%, 9/01/24 (Pre-refunded 9/01/15)
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	7/21 at 100.00	A–	2,347,140
	Care System, Refunding Series 2011A, 5.625%, 7/01/32
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A2	621,700
	Appreciation Series 2010A, 0.000%, 12/15/26
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
25,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	A2	10,067,500
10,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	A2	3,855,300
40,865	Total New Jersey			20,016,167
	New York – 9.2% (6.2% of Total Investments)
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue
	Bonds, Barclays Center Project, Series 2009:
660	6.000%, 7/15/30	1/20 at 100.00	BBB–	791,617
1,600	0.000%, 7/15/44	No Opt. Call	BBB–	422,704
1,100	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	1,294,623
	2011A, 5.750%, 2/15/47
2,200	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	AA–	2,328,326
	2/15/47 – NPFG Insured
7,500	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A,	6/16 at 100.00	AA+	7,943,250
	5.000%, 12/01/25 – FGIC Insured (UB)
470	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A,	9/24 at 100.00	A–	540,608
	5.000%, 9/01/44
3,645	New York Convention Center Development Corporation, Hotel Unit Fee Revenue Bonds, Series	11/15 at 100.00	AA+	3,769,951
	2005, 5.000%, 11/15/44 – AMBAC Insured
1,560	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	11/21 at 100.00	A+	1,769,836
	Center Project, Series 2011, 5.000%, 11/15/44
	New York State Thruway Authority, General Revenue Bonds, Series 2005G:
6,460	5.000%, 1/01/25 (Pre-refunded 7/01/15) – AGM Insured	7/15 at 100.00	AA (4)	6,590,621
2,580	5.000%, 1/01/26 (Pre-refunded 7/01/15) – AGM Insured	7/15 at 100.00	AA (4)	2,632,168
500	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital	7/19 at 100.00	BB	546,475
	Health Center Project, Series 2014A, 5.125%, 7/01/31
395	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	470,808
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
28,670	Total New York			29,100,987
	North Carolina – 4.2% (2.8% of Total Investments)
10,300	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	No Opt. Call	AA–	13,087,077
	1993B, 6.000%, 1/01/22 – CAPMAC Insured (UB) (5)
	North Dakota – 0.2% (0.2% of Total Investments)
675	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center	7/22 at 100.00	BBB+	743,654
	Project, Refunding Series 2012A, 5.000%, 7/01/38
	Ohio – 3.6% (2.5% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
4,100	5.125%, 6/01/24	6/17 at 100.00	B–	3,552,650
3,410	5.875%, 6/01/47	6/17 at 100.00	B	2,916,982
1,000	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series	1/23 at 100.00	AA	1,153,740
	2013A, 5.000%, 1/01/38
	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tender
	Option Bond Trust 1157:
625	17.677%, 1/01/38 (IF) (5)	1/23 at 100.00	AA	1,009,350
265	17.546%, 1/01/38 (IF) (5)	1/23 at 100.00	AA	426,719
1,315	16.691%, 1/01/38 (IF) (5)	1/23 at 100.00	AA	2,123,672
250	Port of Greater Cincinnati Development Authority, Ohio, Economic Development Revenue Bonds,	10/16 at 100.00	A+	265,063
	Sisters of Mercy of the Americas, Series 2006, 5.000%, 10/01/25
10,965	Total Ohio			11,448,176
	Oklahoma – 2.2% (1.5% of Total Investments)
450	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BBB–	465,997
	5.375%, 9/01/36
3,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2013A,	6/23 at 100.00	AA	3,438,630
	5.625%, 6/01/43 – BAM Insured (Alternative Minimum Tax)
2,705	Tulsa County Industrial Authority, Oklahoma, Health Care Revenue Bonds, Saint Francis Health	12/16 at 100.00	AA+	2,911,770
	System, Series 2006, 5.000%, 12/15/36
6,155	Total Oklahoma			6,816,397
	Oregon – 2.2% (1.5% of Total Investments)
2,000	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Refunding Series	4/24 at 100.00	AAA	2,533,420
	2014C, 5.000%, 4/01/25
3,500	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Refunding Series	4/25 at 100.00	AAA	4,348,855
	2015D, 5.000%, 4/01/29
5,500	Total Oregon			6,882,275
	Pennsylvania – 2.4% (1.6% of Total Investments)
2,000	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Series 2005A, 5.000%,	12/15 at 100.00	AA–	2,077,300
	12/01/23 – NPFG Insured
4,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 0.000%,	6/26 at 100.00	AA	5,467,770
	6/01/33 – AGM Insured
6,500	Total Pennsylvania			7,545,070
	Rhode Island – 0.2% (0.1% of Total Investments)
550	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/15 at 100.00	A	553,135
	Series 2002A, 6.000%, 6/01/23
	South Carolina – 2.3% (1.5% of Total Investments)
2,620	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A,	12/23 at 100.00	AA–	3,047,715
	5.125%, 12/01/43
3,455	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A,	6/24 at 100.00	AA–	4,128,760
	5.500%, 12/01/54
6,075	Total South Carolina			7,176,475
	Tennessee – 2.2% (1.5% of Total Investments)
235	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding	7/23 at 100.00	AA– (4)	235,959
	and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25
	(Pre-refunded 7/01/23) – NPFG Insured
1,600	Johnson City Health and Educational Facilities Board, Tennessee, Revenue Bonds, Mountain	7/16 at 100.00	BBB+	1,675,664
	States Health Alliance, Series 2006A, 5.500%, 7/01/36
4,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/26	No Opt. Call	A	4,853,360
5,835	Total Tennessee			6,764,983
	Texas – 9.1% (6.1% of Total Investments)
4,280	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier	1/17 at 100.00	BBB–	4,370,907
	Series 2006A, 5.000%, 1/01/34 – SYNCORA GTY Insured
1,000	Bell County Water Control Improvement District 1, Texas, Water Revenue Bonds, Series 2014,	7/23 at 100.00	AA	1,163,600
	5.000%, 7/10/37 – BAM Insured
1,075	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC	4/15 at 100.00	C	51,063
	Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax) (6)
3,750	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series	10/23 at 100.00	BBB+	4,160,662
	2013A, 5.125%, 10/01/43
2,745	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	10/22 at 100.00	BB	2,974,729
	Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)
500	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds,	11/24 at 100.00	AA+	618,800
	Contractual Obligation Series 2014, 5.000%, 11/01/29
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
150	0.000%, 11/15/24 – NPFG Insured	No Opt. Call	AA–	103,756
4,440	0.000%, 11/15/29 – NPFG Insured	No Opt. Call	AA–	2,383,570
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien
	Series 2014C:
160	5.000%, 11/15/32	11/24 at 100.00	A3	186,822
600	5.000%, 11/15/33	11/24 at 100.00	A3	700,584
	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson
	Memorial Hospital Project, Series 2005:
400	5.250%, 8/15/21	2/16 at 100.00	BBB	413,088
600	5.125%, 8/15/26	2/16 at 100.00	BBB	610,692
800	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds,	11/20 at 100.00	BBB	891,112
	Southwest Airlines Company, Series 2010, 5.250%, 11/01/40
2,000	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013,	12/25 at 100.00	Baa2	2,321,860
	6.125%, 12/01/38
1,735	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue	4/24 at 100.00	AA	1,960,706
	Bonds, CHF-Collegiate Housing College Station I LLC – Texas A&M University Project, Series
	2014A, 5.000%, 4/01/46 – AGM Insured
950	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2008F,	1/18 at 100.00	A3	1,058,832
	5.750%, 1/01/38
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series	11/15 at 100.00	C	47,500
	2001C, 5.200%, 5/01/28 (6)
125	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA	158,905
	Texas Health Resources Project, Trust 1031, 17.801%, 2/15/30 (IF) (5)
3,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas	2/17 at 100.00	AA	3,203,430
	Health Resources, Series 2007A, 5.000%, 2/15/36 (UB)
1,000	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series	No Opt. Call	A3	1,124,390
	2012, 5.000%, 12/15/31
	Texas Tech University, Financing System Revenue Bonds, 9th Series 2003:
20	5.250%, 2/15/18 – AMBAC Insured	2/15 at 100.00	AA	20,085
15	5.250%, 2/15/19 – AMBAC Insured	2/15 at 100.00	AA	15,063
30,345	Total Texas			28,540,156
	Utah – 2.7% (1.8% of Total Investments)
1,000	Central Utah Water Conservancy District, Water Revenue Bonds, Series 2012C, 5.000%, 10/01/42	10/22 at 100.00	AA+	1,162,090
2,000	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc., Series 2012,	5/21 at 100.00	AA+	2,276,860
	5.000%, 5/15/43
235	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001D, 5.500%, 1/01/21	7/15 at 100.00	Aaa	235,588
	(Alternative Minimum Tax)
4,110	Utah Transit Authority, Sales Tax Revenue and Refunding Bonds, Series 2012, 5.000%, 6/15/42	6/22 at 100.00	A1	4,688,030
7,345	Total Utah			8,362,568
	Virginia – 1.8% (1.2% of Total Investments)
	Route 460 Funding Corporation, Virginia, Toll Road Revenue Bonds, Series 2012B:
1,525	0.000%, 7/01/36	No Opt. Call	BBB–	582,199
1,400	0.000%, 7/01/37	No Opt. Call	BBB–	508,662
1,765	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC	1/22 at 100.00	BBB–	1,908,371
	Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)
2,520	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	2,803,248
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
7,210	Total Virginia			5,802,480
	Washington – 2.1% (1.5% of Total Investments)
2,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding	7/24 at 100.00	Aa1	2,385,800
	Series 2014A, 5.000%, 7/01/40
1,000	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center,	12/20 at 100.00	Baa3 (4)	1,253,550
	Series 2010, 5.500%, 12/01/39 (Pre-refunded 12/01/20)
1,590	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center,	12/21 at 100.00	Baa3 (4)	1,984,081
	Series 2012, 5.000%, 12/01/42 (Pre-refunded 12/01/21)
1,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	Aa2	1,137,540
	Series 2012A, 5.000%, 10/01/42
5,590	Total Washington			6,760,971
	Wisconsin – 0.9% (0.6% of Total Investments)
160	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB	163,829
	Healthcare, Series 2006, 5.000%, 5/01/32
2,500	Wisconsin State, General Obligation Bonds, Series 2006A, 4.750%, 5/01/25 (Pre-refunded	5/16 at 100.00	AA (4)	2,640,025
	5/01/16) – FGIC Insured
2,660	Total Wisconsin			2,803,854
	Wyoming – 0.4% (0.3% of Total Investments)
1,350	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	A–	1,379,593
	5.600%, 12/01/35 (Alternative Minimum Tax)
$ 478,385	Total Long-Term Investments (cost $418,462,819)			463,369,093

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.7% (0.5% of Total Investments)

	MUNICIPAL BONDS – 0.7% (0.5% of Total Investments)

	California – 0.7% (0.5% of Total Investments)
$ 1,775	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	$ 1,793,833
	Health System, Series 2014A, 6.000%, 7/10/15 (7)
170	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	171,804
	Health System, Series 2014B, 6.000%, 7/10/15 (7)
260	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity	No Opt. Call	N/R	262,758
	Health System, Series 2014C, 6.000%, 7/10/15 (7)
$ 2,205	Total Short-Term Investments (cost $2,205,000)			2,228,395
	Total Investments (cost $420,667,819) – 147.8%			465,597,488
	Floating Rate Obligations – (9.1)%			(28,635,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (40.5)% (8)			(127,700,000)
	Other Assets Less Liabilities – 1.8% (9)			5,683,239
	Net Assets Applicable to Common Shares – 100%			$ 314,945,727

Investments in Derivatives as of January 31, 2015
Credit Default Swaps outstanding:
								Unrealized
		Buy/Sell	Current	Notional	Fixed Rate	Termination		Appreciation
Counterparty	Referenced Entity	Protection (10)	Credit Spread (11)	Amount	(Annualized)	Date	Value	(Depreciation)
Goldman Sachs	Commonwealth of Puerto Rico	Buy	26.0%	$2,000,000	5.000%	9/20/19	$524,125	$ 65,563
Goldman Sachs	Commonwealth of Puerto Rico	Buy	26.5	1,500,000	5.000	12/20/19	403,454	47,613
				$3,500,000			$927,579	$113,176

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$463,369,093	$ —	$463,369,093
Short-Term Investments:
Municipal Bonds	—	—	2,228,395	2,228,395
Investments in Derivatives:
Credit Default Swaps*	—	113,176	—	113,176
Total	$ —	$463,482,269	$2,228,395	$465,710,664
* Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2015, the cost and unrealized appreciation (depreciation) of investments (excluding investments in derivatives) was $396,591,292.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of January 31, 2015, were as follows:

Gross unrealized:
Appreciation	$ 51,634,564
Depreciation	(11,263,734)
Net unrealized appreciation (depreciation) of investments	$ 40,370,830

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the
Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 27.4%.
(9)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(10)	The Fund entered into the credit default swap to gain investment exposure to the referenced entity.
Selling protection has a similar credit risk position to owning that referenced entity. Buying protection has a similar credit risk position to selling the referenced entity short.
(11)	The credit spread generally serves as an indication of the current status of the payment/performance risk and therefore the likelihood of default of the credit derivative. The credit spread also reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into a credit default swap contract. Higher credit spreads are indicative of a higher likelihood of performance by the seller of protection.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Premier Municipal Income Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 1, 2015

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 1, 2015